Income taxes (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net income from cash flow hedge	$ 3,352,151	$ (585,430)	$ (1,098,591)
Actuarial gains and losses deriving from defined benefit plans	1,981,923	(1,444,133)	488,246
Charge to equity	$ 5,334,074	$ (2,029,563)	$ (610,345)